Deposit Liabilities Disclosures [Text Block]	12 Months Ended
Dec. 31, 2013
Deposit Liabilities Disclosures [Text Block]

13. Deposit Liabilities

Deposit liabilities consisted of the following.

December 31, ($ in millions)	2013	2012
Domestic deposits
Noninterest-bearing deposits	$60	$1,977
Interest-bearing deposits
Savings and money market checking accounts	21,210	13,871
Certificates of deposit	31,640	31,084
Dealer deposits	440	983

Total deposit liabilities	$53,350	$47,915

Historically, noninterest-bearing deposits primarily represented third-party escrows associated with our mortgage loan-servicing portfolio. See Note 10 for further detail relating to our MSRs sales during 2013. The escrow deposits are not subject to an executed agreement and can be withdrawn without penalty at any time. At December 31, 2013, and December 31, 2012, certificates of deposit included $13.1 billion and $12.0 billion, respectively, of domestic certificates of deposit in denominations of $100 thousand or more.

The following table presents the scheduled maturity of total certificates of deposit.

($ in millions)
Due in 2014	$15,483
Due in 2015	8,709
Due in 2016	4,275
Due in 2017	2,142
Due in 2018	1,031

Total certificates of deposit	$31,640